UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23742

CONNORS FUNDS

(Exact name of registrant as specified in charter)

1210 Broadcasting Road, Suite 200

Wyomissing, Pennsylvania 19610

(Address of principal executive offices) (Zip code)

Peter Connors, President

c/o Connors Investor Services, Inc.

1210 Broadcasting Road, Suite 200

Wyomissing, Pennsylvania 19610

(Name and address of agent for service)

With copy to: Jeffrey T. Skinner, Esq.

Kilpatrick Townsend & Stockton LLP

1001 West Fourth Street

Winston-Salem, NC 27101

Registrant’s telephone number, including area code:	(610) 376-7418

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Connors Hedged Equity Fund

Semi-Annual Report

May 31, 2022

Fund Adviser:
Connors Investor Services, Inc.
1210 Broadcasting Road, Suite 200
Wyomissing, PA 19610

Investment Results (Unaudited)

Total Return* as of May 31, 2022

Since Inception
(January 19,
2022)
Connors Hedged Equity Fund - Institutional Class	(4.00)%
S&P 500® Index(a)	(8.32)%

Total annual operating expenses, based on estimated amounts for the current fiscal year, as disclosed in the Connors Hedged Equity Fund (the “Fund”) prospectus dated January 18, 2022, were 4.27% of average daily net assets (1.15% after fee waivers/expense reimbursements by Connors Investor Services, Inc. (the “Adviser”)). The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until March 31, 2024, so that total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) do not exceed 1.15% of the Fund’s average daily net assets. This contractual arrangement may only be terminated by the Board of Trustees of the Trust, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. Additional information pertaining to the Fund’s expense ratios as of May 31, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 601-2676.

*	Total return reflects any change in price per share and assume the reinvestment of all distributions. The Fund’s return reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for less than one year are not annualized.

(a)	The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 601-2676 or on the Fund’s website www.connorsinvestor.com/mutual-funds. Please read it carefully before investing.The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Connors Hedged Equity Fund Holdings as of May 31, 2022*

*	As a percentage of net assets.

The investment objective of the Fund is to seek to achieve capital appreciation and secondarily income generation, with lower volatility than U.S. equity markets.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https:// www.sec.gov and on the funds website at https://www.connorsinvestor.com/mutual-funds.

Connors Hedged Equity Fund
Schedule of Investments
May 31, 2022 - (Unaudited)

COMMON STOCKS — 92.50%	Shares	Fair Value
Communications — 9.44%
Alphabet, Inc., Class A(a)(b)	115	$261,653
Expedia Group, Inc.(a)(b)	900	116,396
Verizon Communications, Inc.	4,690	240,550
Walt Disney Co. (The)(a)	2,235	246,833
		865,432
Consumer Discretionary — 5.78%
Amazon.com, Inc.(a)	40	96,168
McDonald’s Corp.(b)	900	226,988
TJX Cos., Inc. (The)(b)	3,250	206,603
		529,759
Consumer Staples — 7.67%
Costco Wholesale Corp.(b)	360	167,839
PepsiCo, Inc.(b)	1,350	226,463
Procter & Gamble Co. (The)(b)	1,240	183,371
Target Corp.(b)	775	125,457
		703,130
Energy — 5.99%
Chevron Corp.(b)	2,015	351,940
Schlumberger Ltd.(b)	4,300	197,628
		549,568
Financials — 10.02%
American Express Co.(b)	1,050	177,261
Chubb Ltd.(b)	1,050	221,855
Goldman Sachs Group, Inc. (The)(b)	500	163,425
PNC Financial Services Group, Inc. (The)(b)	870	152,607
Wells Fargo & Co.	4,445	203,447
		918,595
Health Care — 16.25%
Abbott Laboratories(b)	2,200	258,412
AbbVie, Inc.(b)	1,450	213,687
Eli Lilly & Co.(b)	640	200,602
Johnson & Johnson(b)	1,315	236,081
Merck & Co., Inc.(b)	1,800	165,654
Stryker Corp.(b)	860	201,670
UnitedHealth Group, Inc.(b)	430	213,615
		1,489,721
Industrials — 12.05%
AGCO Corp.(b)	1,300	166,569
Eaton Corp. PLC(b)	1,300	180,180
Emerson Electric Co.(b)	2,275	201,702
Honeywell International, Inc.(b)	900	174,258
Lockheed Martin Corp.(b)	300	132,033
Raytheon Technologies Corp.(b)	2,625	249,690
		1,104,432
Materials — 4.11%
DuPont de Nemours, Inc.(b)	2,400	162,840

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)

COMMON STOCKS — 92.50% - continued				Shares	Fair Value
Materials — 4.11% - continued
Linde PLC(b)				660	$214,289
					377,129
Real Estate — 2.12%
Realty Income Corp.(b)				2,850	194,427

Technology — 17.65%
Adobe, Inc.(a)(b)				355	147,850
Apple, Inc.(b)				3,060	455,450
Cisco Systems, Inc.(b)				3,835	172,767
Microsoft Corp.(b)				1,150	312,651
Palo Alto Networks, Inc.(a)(b)				305	153,348
Qualcomm, Inc.(b)				1,375	196,928
Visa, Inc., Class A(b)				840	178,223
					1,617,217
Utilities — 1.42%
NextEra Energy, Inc.(b)				1,725	130,565
Total Common Stocks (Cost $8,931,114)					8,479,975

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
PUT OPTIONS PURCHASED — 0.24%
S&P 500 Index	5	$2,066,074	$4,000.00	June 2022	$21,950
Total Options Purchased (Cost $49,415)					21,950
Total Investments — 92.74% (Cost $8,980,529)					8,501,925
Other Assets in Excess of Liabilities — 7.26%					665,362
NET ASSETS — 100.00%					$9,167,287

(a)	Non-income producing security.

(b)	All or a portion of the security is held as collateral for written options.

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Open Written Option Contracts
May 31, 2022 - (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN OPTIONS (0.63)%
WRITTEN CALL OPTIONS (0.59)%
Abbott Laboratories	(15)	$(176,190)	$130.00	August 2022	$(2,213)
AbbVie, Inc.	(2)	(29,474)	160.00	July 2022	(194)
AbbVie, Inc.	(7)	(103,159)	170.00	July 2022	(144)
Adobe Systems, Inc.	(2)	(83,296)	470.00	July 2022	(1,500)
AGCO Corp.	(8)	(102,504)	150.00	August 2022	(2,740)
Alphabet, Inc.	(1)	(227,524)	2,900.00	July 2022	(255)
American Express Co.	(5)	(84,410)	190.00	July 2022	(688)
Apple, Inc.	(17)	(253,028)	180.00	June 2022	(94)
Chevron Corp.	(4)	(69,864)	175.00	June 2022	(1,900)
Chevron Corp.	(7)	(122,262)	175.00	July 2022	(5,372)
Chevron Corp.	(3)	(52,398)	195.00	August 2022	(998)
Chubb Ltd.	(6)	(126,774)	220.00	August 2022	(3,449)
Cisco Systems, Inc.	(28)	(126,140)	60.00	June 2022	(28)
Costco Wholesale Corp.	(2)	(93,244)	590.00	July 2022	(70)
DuPont de Nemours, Inc.	(16)	(108,560)	80.00	July 2022	(280)
Eaton Corp. PLC	(8)	(110,880)	160.00	June 2022	(72)
Eli Lilly & Co.	(4)	(125,376)	310.00	July 2022	(6,729)
Emerson Electric Co.	(14)	(124,124)	97.50	September 2022	(2,520)
Expedia, Inc.	(5)	(64,665)	230.00	June 2022	(15)
Goldman Sachs Group, Inc.	(3)	(98,055)	360.00	July 2022	(839)
Honeywell International, Inc.	(5)	(96,810)	210.00	June 2022	(113)
Johnson & Johnson	(5)	(89,765)	185.00	July 2022	(1,155)
Johnson & Johnson	(3)	(53,859)	190.00	July 2022	(296)
Linde PLC	(4)	(129,872)	340.00	June 2022	(770)
Lockheed Martin Corp.	(2)	(88,022)	455.00	June 2022	(780)
McDonald’s Corp.	(2)	(50,442)	250.00	August 2022	(2,310)
Merck & Co., Inc.	(12)	(110,436)	90.00	July 2022	(4,649)
Microsoft Corp.	(7)	(190,309)	325.00	July 2022	(238)
NextEra Energy, Inc.	(10)	(75,690)	85.00	June 2022	(100)
Palo Alto Networks, Inc.	(2)	(100,556)	620.00	September 2022	(2,630)

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Schedule of Open Written Option Contracts (continued)
May 31, 2022 - (Unaudited)

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Fair Value
WRITTEN OPTIONS (0.63)% (continued)
WRITTEN CALL OPTIONS (0.59)% (continued)
PepsiCo, Inc.	(8)	$(134,200)	$180.00	June 2022	$(128)
PNC Financial Services Group Inc. (The)	(4)	(70,164)	210.00	June 2022	(20)
Procter & Gamble Co. (The)	(1)	(14,788)	160.00	June 2022	(16)
Procter & Gamble Co. (The)	(3)	(44,364)	160.00	July 2022	(183)
Procter & Gamble Co. (The)	(5)	(73,940)	170.00	July 2022	(60)
Qualcomm, Inc.	(8)	(114,576)	175.00	July 2022	(304)
Raytheon Technologies Corp.	(15)	(142,680)	100.00	August 2022	(3,922)
Realty Income Corp.	(15)	(102,330)	70.00	June 2022	(825)
Schlumberger Ltd.	(25)	(114,900)	50.00	July 2022	(3,350)
Stryker Corp.	(5)	(117,250)	280.00	June 2022	(25)
Target Corp.	(5)	(80,940)	250.00	June 2022	(10)
TJX Cos, Inc. (The)	(21)	(133,497)	70.00	July 2022	(1,670)
UnitedHealth Group Inc.	(2)	(99,356)	530.00	June 2022	(290)
Visa, Inc.	(2)	(42,434)	230.00	July 2022	(439)
Visa, Inc.	(2)	(42,434)	245.00	July 2022	(89)
Total Written Call Options (Premiums Received $100,243)					(54,472)
WRITTEN PUT OPTIONS (0.04)%
S&P 500 Index	(5)	2,066,074	3,700.00	June 2022	(3,275)
Total Written Put Options (Premiums Received $13,510)					(3,275)
Total Written Options (Premiums Received $113,753)					$(57,747)

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statement of Assets and Liabilities
May 31, 2022 - (Unaudited)

Assets
Investments in securities at fair value (cost $8,980,529)	$8,501,925
Cash	666,306
Receivable for investments sold	1,296
Dividends receivable	23,251
Receivable from Adviser	16,891
Deferred offering cost	27,256
Prepaid expenses	4,985
Total Assets	9,241,910
Liabilities
Options written, at fair value (premium received $113,753)	57,747
Payable to Administrator	5,168
Payable to trustees	6,238
Other accrued expenses	5,470
Total Liabilities	74,623
Net Assets	$9,167,287
Net Assets consist of:
Paid-in capital	$9,474,647
Accumulated deficit	(307,360)
Net Assets	$9,167,287
Institutional Class
Shares outstanding (unlimited number of shares authorized, no par value)	955,236
Net asset value, offering and redemption price per share	$9.60

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statement of Operations
For the period ended May 31, 2022(a) (Unaudited)

Investment Income
Dividend income	$61,024
Total investment income	61,024

Expenses
Offering cost	28,414
Investment Adviser fees	24,992
Administration fees	22,312
Legal fees	15,324
Compliance fees	9,149
Trustee fees	6,238
Transfer agent fees	5,410
Audit and tax preparation fees	5,407
Printing and postage expenses	3,541
Custodian fees	2,860
Registration expenses	359
Miscellaneous expense	9,464
Total expenses	133,470
Fees contractually waived and expenses reimbursed by Adviser	(97,553)
Net operating expenses	35,917
Net investment income	25,107

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(96,899)
Written options	93,690
Purchased options	93,340
Change in unrealized appreciation (depreciation) on:
Investment securities	(451,139)
Written options	56,006
Purchased options	(27,465)
Net realized and change in unrealized loss on investments	(332,467)
Net decrease in net assets resulting from operations	$(307,360)

(a)	For the period January 19, 2022 (commencement of operations) to May 31, 2022

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Statement of Changes in Net Assets

For the Period
Ended May 31,
2022(a)
(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$25,107
Net realized gain on investment securities transactions and written options	90,131
Net change in unrealized depreciation of investment securities and written options	(422,598)
Net decrease in net assets resulting from operations	(307,360)

Capital Transactions - Institutional Class:
Proceeds from shares sold	9,374,647
Net increase in net assets resulting from capital transactions	9,374,647
Total Increase in Net Assets	9,067,287

Net Assets
Beginning of period	100,000
End of period	$9,167,287

Share Transactions - Institutional Class:
Shares sold	955,236
Net increase in shares	955,236

(a)	For the period January 19, 2022 (commencement of operations) to May 31, 2022.

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund - Institutional Class
Financial Highlights
(For a share outstanding during the period)

	For the
	Period
	Ended
	May 31,
	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.43)
Total from investment operations	(0.40)

Net asset value, end of period	$9.60

Total Return(b)	(4.00	)% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$9,167
Ratio of net expenses to average net assets	1.15	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	4.27	% (d)
Ratio of net investment income to average net assets	0.80	% (d)
Portfolio turnover rate	14	% (c)

(a)	For the period January 19, 2022 (commencement of operations) to May 31, 2022.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Connors Hedged Equity Fund
Notes to the Financial Statements
May 31, 2022 - (Unaudited)

NOTE 1. ORGANIZATION

The Connors Hedged Equity Fund (the “Fund”) is a diversified series of Connors Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on September 15, 2021. The Fund currently offers one class of shares: Institutional Shares. The Fund commenced operations on January 19, 2022. The Fund’s investment adviser is Connors Investor Services, Inc. (the “Adviser”). The investment objective of the Fund is to seek to achieve capital appreciation and secondarily income generation, with lower volatility than U.S. equity markets.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the period ended May 31, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the period ended May 31, 2022, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Options – Options are valued at their last quoted sales price. If an option is not traded on the valuation date, exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2022 and the effect of derivative instruments on the Statement of Operations for the period ended May 31, 2022.

As of May 31, 2022:

Location of Derivatives on Statement of Assets and Liabilities
Derivatives	Asset Derivatives	Liability Derivatives	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value		$21,950
Options Written		Options written, at fair value	(57,747)

For the period ended May 31, 2022:

			Change in Unrealized
	Location of Gain (Loss) on	Realized Gain	Appreciation
	Derivatives on Statement of	(Loss) on	(Depreciation) on
Derivatives	Operations	Derivatives	Derivatives
Equity Price Risk:
Options purchased	Net realized gain and change in unrealized appreciation (depreciation) on investment securities	$93,340	$(27,465)
Options written	Net realized gain and change in unrealized appreciation (depreciation) on written options	93,690	56,006

The following summarizes the average ending monthly fair value of derivatives outstanding during the period ended May 31, 2022:

Average Ending Monthly
Derivatives	Fair Value(a)
Options Purchased	$65,280(a)
Options Written	(120,142)(b)

(a)	Average based on the 4 months during the period that had activity

(b)	Average based on the 5 months during the period that had activity

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of May 31, 2022:

Gross Amounts Not Offset
in Statements of Assets and
Liabilities
Net Amounts
		Gross Amounts	of Liabilities
		Offset in	Presented in
	Gross Amounts	Statement of	Statement of
	of Recognized	Assets and	Assets and	Financial	Collateral	Net
	Liabilities	liabilities	Liabilities	Instruments	Pledged	Amount
Written Options	$57,747	$—	$57,747	$(57,747)	$—	$—

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at the mean between the most recent quoted bid and ask prices. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

Option contracts in which the Fund invests are generally traded on an exchange. Options are valued at their last quoted sales price. If an option is not traded on the valuation date, exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

If the Fund decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined by the Adviser, in conformity with policies adopted by and subject to review of the Board. These securities will generally be categorized as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$8,479,975	$—	$—	$8,479,975
Put Options Purchased	—	21,950	—	21,950
Total	$8,479,975	$21,950	$—	$8,501,925

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Written Call Options	$—	$(54,472)	$—	$(54,472)
Written Put Options	—	(3,275)	—	(3,275)
Total	$—	$(57,747)	$—	$(57,747)

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly at an annual rate of 0.80% of the average daily net assets of the Fund. For the six months ended May 31, 2022, the Adviser earned a fee of $24,992 from the Fund before the waivers described below. At May 31, 2022, the Adviser owed the Fund $16,891.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until March 31, 2024, so that total annual fund operating expenses (excluding brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, Acquired Fund Fees and Expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) do not exceed 1.15% of the Fund’s average daily net assets. This contractual arrangement may only be terminated by the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

waiver or expense reimbursement, whichever is lower. For the six months ended May 31, 2022, the Adviser waived fees or reimbursed expenses totaling $97,553. As of May 31, 2022, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

Recoverable Through
May 31, 2025	$97,553

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Pursuant to a Compliance Consulting Agreement with Beacon Compliance Consulting, Inc. (“Beacon”), Beacon provides the Chief Compliance Officer and compliance services to the Trust.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Trust pays each Trustee of the Trust who is not an interested person an annual retainer of $3,500 for the first fiscal year, and $5,000 for each fiscal year thereafter. The Trust also reimburses the Trustees for travel and other expenses incurred in attending meetings of the Board. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any direct compensation from the Trust. No other compensation or retirement benefits are received by any Trustee or officer from the Fund.

NOTE 5. ORGANIZATIONAL AND OFFERING COSTS

The Adviser advanced some of the Fund’s organization and initial offering costs and was subsequently reimbursed by the Fund. Costs of $55,670 incurred in connection with the offering and initial registration of the Fund have been deferred and are being amortized on a straight-line basis over the first twelve months after commencement of operations. As of May 31, 2022, the amount of the offering costs remaining to amortize is $27,256.

NOTE 6. PURCHASES AND SALES OF SECURITIES

For the period ended May 31, 2022, purchases and sales of investment securities, other than short-term investments, were $10,229,666 and $1,189,511, respectively.

Connors Hedged Equity Fund
Notes to the Financial Statements (continued)
May 31, 2022 - (Unaudited)

There were no purchases or sales of long-term U.S. government obligations during the period ended May 31, 2022.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2022, Marlin Miller Jr. owned 42.43% of the Fund’s outstanding shares. As a result, Marlin Miller Jr. may be deemed to control the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At May 31, 2022, the net unrealized appreciation (depreciation) and tax cost of investments, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$279,621
Gross unrealized depreciation	(702,219)
Net unrealized depreciation on investments	$(422,598)
Tax cost of investments	$8,866,776

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 19, 2022 (commencement of operations) through May 31, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid		Annualized
	January	May 31,	During		Expense
	19, 2022	2022	Period(a)		Ratio
Actual	$1,000.00	$960.00	$4.08		1.15%
Hypothetical(b)	$1,000.00	$1,013.92	$5.77	(c)	1.15%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 132/365 (to reflect the period January 19, 2022 (commencement of operations) through May 31, 2022).

(b)	Hypothetical assumes 5% annual return before expenses.

(c)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Adviser Agreement Approval (Unaudited)

At a meeting held on December 20, 2021, the Board of Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement between the Connors Funds (the “Trust”), on behalf of the Connors Hedged Equity Fund (the “Fund”), and Connors Investor Services, Inc. (the “Adviser”).

In the course of consideration of the approval of the Advisory Agreement, the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards applicable to their consideration of the Advisory Agreement. In advance of the meeting, the Independent Trustees requested, received and reviewed a substantial amount of information provided by the Adviser related to the Adviser and the terms of the proposed Advisory Agreement.

In considering the approval of the Advisory Agreement and reaching their conclusions with respect to the Advisory Agreement, the Board took note of relevant judicial precedent and regulations adopted by the Securities and Exchange Commission that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the investment performance of the Fund and other accounts managed by the Adviser; (ii) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale will be realized as the Fund grows; and (v) whether fee levels reflect these economies to benefit shareholders.

The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any compliance issues raised by the Adviser’s presentation.

Nature, Extent and Quality of Services. In this regard, the Board reviewed the services to be provided by the Adviser to the Fund, including, without limitation, the investment advisory services to be provided to the Fund, the coordination of services for the Fund by the Fund’s service providers, the nature of the Adviser’s operations, the quality of the Adviser’s compliance infrastructure, the experience and background of all key personnel of its Fund management team, including the Fund’s portfolio managers, and the Adviser’s plans to promote the Fund and assist in its distribution. The Board noted that many of the Trust’s executive officers would be employees of the Adviser, and would serve the Trust without additional compensation from the Fund. The Board also evaluated the investment management experience of the Adviser. The Board considered the Adviser’s Form ADV, select financial information of the Adviser, the proposed Advisory Agreement, and a description of the manner in which investment decisions are to be made and executed. After reviewing the foregoing information and further information in the Adviser Memorandum, the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory.

Performance. The Board considered that the Fund is newly formed and as such does not have a record of prior performance to submit at the Meeting. However, the Board considered the historical performance of the Adviser in managing other client accounts with a similar strategy to the Fund and considered the background and experience of the prospective portfolio managers for the Fund. After consideration of these and other factors, the Board determined that the Adviser has the requisite knowledge and experience to serve as investment adviser to the Fund.

Adviser Agreement Approval (Unaudited) (continued)

Fees and Expenses. The Board considered the proposed management fee for the Fund and proposed overall expense ratio. The Board compared fees and expenses of the Fund (including the management fee) to a peer group of other funds comparable to the Fund in terms of the type of fund, the style of investment management and the nature of the investment strategy and markets invested in, among other factors. The Board also compared the fees paid by the Fund as compared to the fees paid by other clients of the Adviser, and considered the similarities and differences in the services received by such other clients as compared to the to the services received by the Fund. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the advisory fee paid to the Adviser by the Fund is reasonable in light of the nature and quality of the services to be provided by the Adviser.

Profitability. The Board considered the Adviser’s anticipated profitability and whether these profits are reasonable in light of the services proposed to be provided by the Fund. The Board considered that the Fund is not yet operational, and no record of profitability exists. The Board also took into account the Adviser’s estimated costs of managing the Fund and information provided by the Adviser regarding its financial condition, finding that the Adviser expected to operate the Fund at a moderate loss during its initial period and expected that cots to decrease as the Fund increased its assets under management. The Board was satisfied that the Adviser’s anticipated level of profitability from its relationship with the Fund would not be excessive during the Fund’s start-up phase and that the Adviser had the financial wherewithal and support to fulfill its obligations during the initial term of the Advisory Agreement.

Economies of Scale. The Board considered whether the Adviser would realize economies of scale with respect to its management of the Fund. The Trustees noted that economies of scale were not a relevant consideration at this time and the Adviser would consider economies of scale exist in the future once the Fund has achieved sufficient scale.

Other Benefits. The Board also considered the character and amount of any other direct and incidental benefits to be received by the Adviser from its association with the Fund. The Board considered that the Adviser reported that it expected that operating the Fund will benefit the Adviser from increased publicity and ability to reach new clients, as well as enabling the Adviser to place small accounts in the Fund. The Board concluded that these potential benefits are reasonable.

Conclusion. The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the proposed Advisory Agreement, with the Independent Trustees having met in an executive session and with the Fund’s counsel, determined that the approval of the Advisory Agreement is in the best interests of the Fund and its future shareholders. In considering the proposed Advisory Agreement, the Board did not identify any one factor as particularly important and each Trustee may have individually given with to separate factors.

FACTS	WHAT DOES CONNORS HEDGED EQUITY FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 601-2676

Who we are
Who is providing this notice?	Connors Hedged Equity Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■     open an account or deposit money

■     buy securities from us or sell securities to us

■     make deposits or withdrawals from your account

■     give us your account information

■     make a wire transfer

■     tell us who receives the money

■     tell us where to send the money

■     show your government-issued ID

■     show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     sharing for affiliates’ everyday business purposes—information about your creditworthiness

■     affiliates from using your information to market to you

■     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Connors Investor Services, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 601-2676 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES
Peter J. Connors, Chairperson
Bradford H. Barrett
Joni S. Naugle
John R. Morahan

OFFICERS
Debora M. Covell, Treasurer (Principal Financial Officer)
Robert J. Cagliola, Secretary
Kyle Bubeck, Cheif Compliance Officer

INVESTMENT ADVISER
Connors Investor Services, Inc.
1210 Broadcasting Road, Suite 200
Wyomissing, PA 19610

DISTRIBUTOR
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market street, 3rd Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Kilpatrick Townsend & Stockton LLP
1001 West Forth Street
Winston-Salem, NC 27101

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER
AGENT AND FUND ACCOUNTANT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Connors-SAR-22

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of	Investments.

The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CONNORS FUNDS

By (Signature and Title)	/s/ Peter Connors
Peter Connors, President

Date	8/10/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Connors
Peter Connors, President

Date	8/10/2022

By (Signature and Title)	/s/ Debora M. Covell
Debora M. Covell, Treasurer

Date	8/10/2022